Organization and Basis of Presentation - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jul. 17, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,915,282		¥ 5,934,742		$ 1,672,840
Short-term investments	3,358,174		4,579,313		514,663
Accounts receivable, net	3,344,433		3,627,749		512,557
Licensed copyrights, net	1,035,339		1,224,881		158,673
Prepayments and other assets	3,515,855		3,719,228		538,828
Total current assets	22,290,424		20,272,838		3,416,158
Non-current assets:
Fixed assets, net	1,393,467		1,754,367		213,558
Long-term investments	3,202,828		2,982,154		490,855
Licensed copyrights, net	6,435,055		6,287,330		986,215
Produced content, net	6,556,084		4,355,221		1,004,764
Operating lease assets	1,001,857		722,742		153,541
Goodwill	3,888,346		3,888,346		595,915	¥ 588,857
Total non-current assets	25,895,005		24,519,712		3,968,582
Total assets	48,185,429		44,792,550		7,384,740
Current liabilities:
Customer advances and deferred revenue	3,444,917		3,081,407		527,957
Short-term loans	2,965,957		2,618,170		454,553
Long-term loans, current portion	909,034		736,814		139,316
Operating lease liabilities, current portion	201,307		125,412		30,852
Total current liabilities	24,854,578		20,173,166		3,809,131
Non-current liabilities:
Long-term loans	0		880,278		0
Operating lease liabilities	767,676		402,732		117,651
Other non-current liabilities	210,167		232,555		32,210
Total non-current liabilities	13,886,553		14,904,452		2,128,207
Revenues	29,707,215	$ 4,552,830	28,993,658	¥ 24,989,116
Net loss	(7,007,153)	(1,073,892)	(10,276,739)	(9,061,231)
Net cash provided by operating activities	(5,411,071)	(829,283)	3,906,227	2,884,186
Net cash used for investing activities	159,296	24,412	(11,749,571)	(20,949,094)
Net cash provided by/(used for) financing activities	9,373,906	1,436,615	7,880,306	23,474,959
Variable Interest Entities
Current assets:
Cash and cash equivalents	855,749		882,743		131,149
Short-term investments	825,352		169,565		126,491
Accounts receivable, net	2,928,385		2,839,945		448,795
Licensed copyrights, net	764,904		716,008		117,227
Prepayments and other assets	2,968,839		3,202,489		454,994
Total current assets	8,343,229		7,810,750		1,278,656
Non-current assets:
Fixed assets, net	726,986		856,116		111,415
Long-term investments	2,217,776		2,130,467		339,889
Licensed copyrights, net	992,549		1,640,582		152,115
Produced content, net	6,129,754		4,355,221		939,426
Operating lease assets	755,309		649,273		115,756
Goodwill	2,412,989		2,412,989		369,807
Others	1,078,362		1,552,160		165,266
Total non-current assets	14,313,725		13,596,808		2,193,674
Total assets	22,656,954		21,407,558		3,472,330
Current liabilities:
Accounts payable	3,718,306		4,193,022		569,855
Customer advances and deferred revenue	3,407,352		2,982,011		522,200
Short-term loans	1,100,694		624,000		168,689
Long-term loans, current portion	937,782		732,213		143,721
Operating lease liabilities, current portion	101,866		95,905		15,612
Accrued expenses and other liabilities	2,861,963		3,466,314		438,615
Total current liabilities	12,127,963		12,093,465		1,858,692
Non-current liabilities:
Long-term loans			937,782
Operating lease liabilities	637,381		364,853		97,683
Other non-current liabilities	511,314		630,195		78,362
Total non-current liabilities	1,148,695		1,932,830		176,045
Amounts due to the Company and its subsidiaries	16,558,843		13,583,317		2,537,754
Total liabilities	29,835,501		27,609,612		$ 4,572,491
Revenues	27,412,800	4,201,195	26,887,129	22,982,783
Net loss	(1,360,562)	(208,515)	(3,341,662)	(2,749,657)
Net cash provided by operating activities	980,975	150,341	2,494,045	4,548,220
Net cash used for investing activities	(625,675)	(95,889)	(3,409,845)	(6,671,588)
Net cash provided by/(used for) financing activities	¥ (380,298)	$ (58,283)	¥ 1,180,387	¥ 2,202,196